Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using the equity method
Summary of development of the entity's equity method investment

The following table summarizes the development of the investments in associates during year 2023:

		Centauri		Dark Blue	Topas	Tucana
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics	Bioscienes	Insignificant
In k€	Labs LLC	GmbH	GmbH	Ltd.	GmbH	Inc.	investments	Total
Balance at January 1, 2023	1,371	—	3,967	4,022	405	2,325	3,954	16,043
Investment	2,360	3,455	—	—	2,023	—	—	7,838
Share of profit in associate	(3,730)	(309)	(968)	(4,022)	(2,428)	(775)	(650)	(12,881)
Impairment	—	(3,336)	(2,999)	—	—	(579)	(960)	(7,875)
Dividend earned	—	—	—	—	—	—	(424)	(424)
Divestment	—	—	—	—	—	(970)	—	(970)
Reclassification due to change of control	—	2,369	—	—	—	—	(1,029)	1,341
Balance at December 31, 2023	—	2,179	—	—	—	—	892	3,071

The following table provides an overview of the development of the investments in 2022:

		Breakpoint		Dark Blue	Quantro	Topas
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics	Therapeutics	Insignificant
In k€	Labs LLC	GmbH	GmbH	Ltd.	GmbH	GmbH	investments	Total
Balance at January 1, 2022	—	2,774	4,212	405	1,307	1,497	2,873	13,068
Investment	3,634	—	2,564	7,167	1,250	1,821	2,505	18,940
Share of profit in associate	(2,263)	(2,774)	(2,809)	(3,550)	(510)	(2,913)	(1,147)	(15,965)
Impairment	—	—	—	—	—	—	—	—
Dividend earned	—	—	—	—	—	—	—	—
Divestment	—	—	—	—	—	—	—	—
Reclassification due to change of control	—	—	—	—	—	—	—	—
Balance at December 31, 2022	1,371	—	3,967	4,022	2,047	405	4,231	16,043

Schedule of financial information of significant investments

Further financial information on the significant investments accounted for using the equity method is presented below:

2023

		Centauri		Dark Blue	Quantro
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics
In k€	Labs LLC	GmbH	GmbH	Ltd.	GmbH
Current assets	1,272	9,451	1,071	4,321	613
Non-current assets	727	—	421	248	5,072
Current liabilities	2,257	—	148	1,087	2,902
Non-current liabilities	—	—	—	9,098	483
Revenues from Jan 1 to Dec 31	—	597	—	—	2,353
Net income Jan 1 to Dec 31	(10,667)	(3,448)	(2,176)	(9,210)	(890)
Share of profit in associate	(3,730)	(309)	(968)	(4,022)	(194)

2022

		Breakpoint		Dark Blue	Quantro	Topas
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics	Therapeutics
In k€	Labs LLC	GmbH	GmbH	Ltd.	GmbH	GmbH
Current assets	4,029	7,204	3,409	14,244	4,392	6,795
Non-current assets	6	2	484	32	445	—
Current liabilities	672	1,068	302	1,065	1,666	843
Non-current liabilities	—	143	85	8,208	—	—
Revenues from Jan 1 to Dec 31	—	—	15	—	1,321	—
Net income Jan 1 to Dec 31	(6,144)	(11,789)	(6,940)	1,025	(797)	(9,340)
Share of profit in associate	(2,263)	(2,774)	(2,809)	(3,550)	(510)	(2,913)